CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended								4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 14, 2023	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Gross Profit															$ 5,615
Operating Expenses
Impairment of goodwill	$ 36,056				$ 36,056
Successor [Member]
Revenues				$ 1,766			$ 1,915					$ 2,257	$ 3,584	$ 5,746
Cost of Revenues				353			480					567	680	1,268
Gross Profit		$ 255		1,413	$ 1,376	$ 1,412	1,435					1,690	2,904	4,478
Operating Expenses
Research and development				1,731			1,668					1,879	3,330	5,309
Sales and marketing				874			1,177					1,351	1,988	3,242
General and administrative				1,775			1,412					1,653	3,457	5,374
Acquisition related costs							164					164		543
Amortization of intangible assets				683			697					813	1,366	2,162
Impairment of goodwill														36,056
Total Operating Expenses				5,063			5,118					5,860	10,141	52,686
Loss from Operations				(3,650)			(3,683)					(4,170)	(7,237)	(48,208)
Other Income (Expense)
Interest income (expense), net				(684)			5					4	(946)	65
Change in fair value of derivative liability				(1,051)			(12,040)					(10,354)	(2,523)	(4,714)
Other Expense				(30)			7					7	(86)	47
Total Other Income (Expense)				(1,765)			(12,028)					(10,343)	(3,555)	(4,602)
Net Loss, before tax				(5,415)			(15,711)					(14,513)	(10,792)	(52,810)
Income tax benefit/(expense)				159			981					2,541	366	3,572
Net Loss				(5,256)			(14,730)					(11,972)	(10,426)	(49,238)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments				22			(39)					(39)	76	(85)
Comprehensive Loss				$ (5,234)			$ (14,769)					$ (12,011)	$ (10,350)	$ (49,323)
Successor [Member] | Common Class A [Member]
Other Income (Expense)
Basic weighted average shares outstanding				15,255,218			8,582,699					8,582,699	15,254,803	11,403,393
Diluted weighted average shares outstanding				15,255,218			8,582,699					8,582,699	15,254,803	11,403,393
Basic net income (loss) per share				$ (0.34)			$ (1.05)					$ (0.85)	$ (0.68)	$ (4.32)
Diluted net income (loss) per share				$ (0.34)			$ (1.05)					$ (0.85)	$ (0.68)	$ (4.32)
Successor [Member] | Class C Common Stock [Member]
Other Income (Expense)
Basic weighted average shares outstanding		5,487,300					5,487,300					5,487,300
Diluted weighted average shares outstanding		5,487,300					5,487,300					5,487,300
Basic net income (loss) per share		$ 0.20					$ (1.05)					$ (0.85)
Diluted net income (loss) per share		$ 0.20					$ (1.05)					$ (0.85)
Predecessor [Member]
Revenues			$ 1,620													$ 8,470
Cost of Revenues			483													2,064
Gross Profit			1,137					$ 1,561	$ 1,243	$ 1,609	$ 1,993					6,406
Operating Expenses
Research and development			1,455													9,323
Sales and marketing			964													5,096
General and administrative			2,293													11,571
Acquisition related costs																16
Amortization of intangible assets			806													3,885
Impairment of goodwill			(0)													5,540
Total Operating Expenses			5,518													35,431
Loss from Operations			(4,381)													(29,025)
Other Income (Expense)
Interest income (expense), net			1													4
Change in fair value of derivative liability
Other Expense																(1)
Total Other Income (Expense)			1													3
Net Loss, before tax			(4,380)													(29,022)
Income tax benefit/(expense)																(153)
Net Loss			(4,380)													(29,175)
Unrealized foreign exchange gain/(loss) from cumulative translation adjustments			(28)													1,155
Comprehensive Loss			$ (4,408)													$ (28,020)